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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                              ----------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul A. Frick
Title: Vice President
Phone: (610) 941-5006

Signature, Place, and Date of Signing:


/s/ Paul A. Frick         West Conshohocken, PA   02/13/09
-----------------------   ---------------------   --------
    [Signature]               [City, State]        [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   -----------------------
1     28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total:      $97,132
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------
2     28-11063               Permit Capital GP, L.P.

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

              COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
              --------                --------     --------  --------       --------       --------  --------     --------
                                                                                                              VOTING AUTHORITY
                                                              VALUE    SHRS OR  SHR/ PUT/ INVESTMENT   OTHER  ----------------
NAME OF ISSUER                     TITLE OF CLASS   CUSIP   (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                     -------------- --------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO                     COM       025816109    1,030     55,500  SH          OTHER       2      X
AMERICAN INTL GROUP INC                 COM       026874107      442    281,600  SH          OTHER       2      X
AMERICAN TOWER CORP                     CL A      029912201    1,466     50,000  SH          OTHER       2      X
BLOUNT INTL INC NEW                     COM       095180105    1,577    166,374  SH          OTHER       2      X
CITIGROUP INC                           COM       172967101    2,134    318,000  SH          OTHER       2      X
DELL INC                                COM       24702R101    3,151    307,759  SH          OTHER       2      X
FIRST TR ISE GLB WIND ENERGY INDEX    COM SHS     33736G106       54      4,300  SH          OTHER       2      X
GENERAL ELECTRIC                        COM       369604103    3,169    195,618  SH          OTHER       2      X
GOLDMAN SACHS GROUP INC                 COM       38141G104    2,776     32,900  SH          OTHER       2      X
IPASS INC                               COM       46261V108    1,011    828,668  SH          OTHER       2      X
IRON MTN INC                            COM       462846106    2,821    114,082  SH          OTHER       2      X
JOHNSON & JOHNSON                       COM       478160104    5,050     84,400  SH          OTHER       2      X
LIBERTY MEDIA HOLDG CORP           INT COM SER A  53071M104    1,329    425,923  SH          OTHER       2      X
MARKET VECTORS ETF TRUST            GBL ALT ENER  57060U407      222      9,500  SH          OTHER       2      X
NEWCASTLE INVESTMENT CORP               COM       65105M108       60     71,615  SH          OTHER       2      X
OMNICARE INC.                           COM       681904108    1,474     53,100  SH          OTHER       2      X
POWERSHARES GLOBAL ETF TRUST       GBL CLEAN ENER 73936T615       94      7,400  SH          OTHER       2      X
SBA COMMUNICATIONS CORP                 COM       78388J106   59,027  3,616,821  SH          OTHER       2      X
TELVENT GIT SA                          SHS       E90215109    2,246    153,760  SH          OTHER       2      X
VODAFONE GROUP PLC                 SPONS ADR NEW  92857W209    3,378    165,275  SH          OTHER       2      X
                                                              92,511
ALTRIA GROUP INC                        COM       02209S103      354     23,525  SH          OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL              CL A      084670108      869          9  SH          OTHER      1,2     X
BROWN FORMAN CORP                       CL A      115637100      295      5,900  SH          OTHER      1,2     X
COMCAST CORP NEW                      CL A SPL    20030N200      498     30,850  SH          OTHER      1,2     X
MARTIN MARIETTA MATLS INC               COM       573284106      505      5,200  SH          OTHER      1,2     X
PHILIP MORRIS INTL INC                  COM       718172109      848     19,500  SH          OTHER      1,2     X
SCRIPPS E W CO OHIO                   CL A NEW    811054204        6      2,666  SH          OTHER      1,2     X
SCRIPPS NETWORKS INTERACTIVE          CL A COM    811065101      176      8,000  SH          OTHER      1,2     X
WASHINGTON POST CO                      CL B      939640108      246        630  SH          OTHER      1,2     X
WELLS FARGO & CO NEW                    COM       949746101      493     16,725  SH          OTHER      1,2     X
UNILEVER NV                         N Y SHS NEW   904784709      330     13,425  SH          OTHER      1,2     X
                                                               4,621
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